UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
1675 Broadway, 16th Floor
New York, New York 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt, President
The Tocqueville Trust
1675 Broadway
New York, New York 10019
(Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

The Tocqueville Fund
Investment Portfolio as of July 31, 2004
Unaudited

	Common Stocks - 92.3%	Shares	Value
	Consumer Discretionary - 5.0%
	Kohl's Corporation *	50,000	2,288,000
	Mattel, Inc.	100,000	1,752,000
	Sonoco Products Company	50,000	1,295,500
	Xerox Corporation *	125,000	1,732,500
			7,068,000
	Energy - 11.4%
	Amerada Hess Corporation	30,000	2,500,500
	Devon Energy Corporation	40,000	2,779,600
	GlobalSantaFe Corporation	75,000	2,055,000
	Murphy Oil Corporation	50,000	3,867,000
	Pure Cycle Corporation *	100,000	860,000
	Schlumberger Limited	30,000	1,929,600
	TXU Corp.	50,000	1,983,000
			15,974,700
	Financials - 11.4%
	The Allstate Corporation	50,000	2,354,000
	The Bank of New York Company, Inc.	100,000	2,873,000
	IPC Holdings, Ltd.	70,000	2,625,000
	Mitsubishi Tokyo Financial Group, Inc. (MFTG)	425,000	3,850,500
	Unitrin, Inc.	50,000	2,082,500
	Zenith National Insurance Corp.	50,000	2,143,500
			15,928,500
	Health Care - 10.7%
	Antares Pharma, Inc. *	375,000	300,000
	Cardinal Health, Inc.	34,000	1,513,000
	CIGNA Corporation	60,000	3,720,600
	Merck & Co. Inc.	100,000	4,535,000
	Pfizer Inc.	100,000	3,196,000
	Pharmaceutical Product Development, Inc. *	48,500	1,700,410
			14,965,010
	Materials & Processing - 22.8%
	Alcan Inc.	30,000	1,188,600
	Alcoa Inc.	100,000	3,203,000
	BIO-key International, Inc. *#	525,000	488,250
	BIO-key International, Inc. Warrant *#	262,500	0
	E. I. du Pont de Nemours and Company	100,000	4,287,000
	Inco Limited *	100,000	3,337,000
	Newmont Mining Corporation	100,000	4,047,000
	Olin Corporation	120,000	2,073,600
	Phelps Dodge Corporation	50,000	3,897,000
	Sappi Limited	150,000	2,187,000
	Teck Cominco Limited	125,000	2,296,250
	Temple-Inland Inc.	50,000	3,412,500
	Weyerhaeuser Company	25,000	1,550,000
			31,967,200
	Industrials & Producer Durables - 14.9%
	AGCO Corporation *	75,000	1,569,000
	The Boeing Company	50,000	2,537,500
	Cemex S.A. de C.V.	50,000	1,409,000
	Federal Signal Corporation	100,000	1,701,000
	Flowserve Corporation *	100,000	2,395,000
	Honeywell International Inc.	100,000	3,761,000
	Kaydon Corporation	50,000	1,456,500
	Kennametal Inc.	40,000	1,760,000
	The Manitowoc Company, Inc.	50,000	1,695,500
	Steelcase Inc.	200,000	2,610,000
			20,894,500
	Technology - 12.4%
	IDT Corporation *	100,000	1,575,000
	Intel Corporation	65,000	1,584,700
	Microsoft Corporation	150,000	4,269,000
	Scientific Games Corporation *	100,000	1,781,000
	Service Corporation International *	200,000	1,270,000
	Symbol Technologies, Inc.	130,000	1,701,700
	Tellabs, Inc. *	300,000	2,673,000
	Tokyo Broadcasting System, Inc.	100,000	1,702,929
	Zee Telefilms Limited	250,000	757,143
			17,314,472
	Transportation - 1.6%
	Southwest Airlines Co.	150,000	2,170,500
			2,170,500
	Utilities - 2.1%
	FPL Group, Inc.	30,000	2,019,900
	Korea Electric Power Corporation (KEPCO)	100,000	927,000
			2,946,900

	Total Common Stocks (Cost $103,290,917)		129,229,782
	Preferred Stocks - 0.7%
	Zymequest, Inc.#	400,000	960,000
	Total Preferred Stocks (Cost $960,000)		960,000
		Principal
		Amount
	U.S. Government Bonds - 5.0%
	FHLMC, 3.500%, due 11/28/2008	3,000,000	3,014,481
	FHLMC, 3.700%, due 08/25/2009	2,000,000	1,996,258
	FHLMC, 3.900%, due 08/27/2009	2,000,000	1,993,612
	Total U.S. Government Bonds (Cost $6,993,922)		7,004,351

	Short-Term Investments - 2.0%
	Repurchase Agreement with U.S. Bank,
	N.A., 1.00%, dated 07/30/04, due
	08/02/04, collateralized by a U.S.
	Treasury Note valued at $2,862,987
	Repurchase proceeds of $2,788,486
	(cost $2,807,000)	2,807,000	2,807,000
	Total Short-Term Investments (Cost $2,807,000)		2,807,000

	Total Investments (Cost $114,051,839) - 100.0%		140,001,133

	Liabilities less Other Assets - (0.0) %		(65,941)

	Total Net Assets - 100.0%		139,935,192

*	Non-income producing security.
#	Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at July 31, 2004 was $1,448,250 which represented 1.03% of net assets.

	See Notes to the Financial Statements.

The Tocqueville Small Cap Value Fund
Investment Portfolio as of July 31, 2004
Unaudited

Common Stocks - 96.4%	Shares	Value
Business Services - 12.9%
Agile Software Corporation *	200,000	$1,488,000
Captaris Inc. *	100,000	552,000
Computer Horizons Corp. *	200,000	778,000
Informatica Corporation *	300,000	1,821,000
Keane, Inc. *	90,000	1,329,300
3Com Corporation *	500,000	2,465,000
Unisys Corporation *	170,000	1,740,800
		10,174,100
Chemicals - 5.4%
A. Schulman, Inc.	90,000	1,873,800
Hercules Incorporated *	200,000	2,362,000
		4,235,800
Electronics - 13.2%
Avnet, Inc. *	50,000	971,000
Powerwave Technologies, Inc. *	450,000	2,493,000
Proxim Corporation *	1,000,000	870,000
Vicor Corporation	299,800	4,017,320
Westell Technologies, Inc. *	500,000	2,025,000
		10,376,320
Food Products - 8.1%
Corn Products International, Inc.	50,000	2,156,000
Del Monte Foods Company *	400,000	4,216,000
		6,372,000
Industrial And Commercial Machinery - 16.7%
Baldor Electric Company	90,000	2,059,200
MagneTek, Inc. *	530,000	3,476,800
Paxar Corporation *	100,000	1,928,000
The Timken Company	160,000	3,974,400
UNOVA, Inc. *	100,000	1,691,000
		13,129,400
Miscellaneous Retail - 6.7%
Longs Drug Stores Corporation	100,000	2,100,000
Winn-Dixie Stores, Inc.	500,000	3,160,000
		5,260,000
Oil & Gas Extraction - 5.6%
Global Industries, Ltd. *	400,000	2,020,000
Input/Output, Inc.*	250,000	2,407,500
		4,427,500
Pharmaceuticals - 12.6%
Datascope Corp.	30,500	1,058,655
Dendrite International, Inc. *	90,000	1,341,900
Perrigo Company	85,000	1,416,100
Priority Healthcare Corporation *	100,000	2,240,000
Schering-Plough Corporation	200,000	3,892,000
		9,948,655
Transportation Equipment - 15.2%
Barnes Group Inc.	55,000	1,427,250
Federal Signal Corporation	100,000	1,701,000
Tower Automotive, Inc. *	1,000,000	3,150,000
Visteon Corporation	550,000	5,654,000
		11,932,250

Total Common Stocks (Cost $66,100,112)		75,856,025

Short-Term Investments - 3.5%
Repurchase Agreement with U.S. Bank,
N.A., 1.00%, dated 07/30/04, due
08/02/04, collateralized by a U.S.
Treasury Note valued at $757,819
Repurchase proceeds of $738,100
(cost $743,000)	743,000	743,000
U.S. Treasury Bill, 0.970%, due 010/21/04	2,000,000	1,993,694
Total Short-Term Investments (Cost $2,737,060)		2,736,694

Total Investments (Cost $68,837,172) - 99.9%		78,592,719

Other Assets, less Liabilities - 0.1%		102,513

Total Net Assets - 100.0%		78,695,232

* Non-income producing security.

See Notes to the Financial Statements.

The Tocqueville International Value Fund
Investment Portfolio as of July 31, 2004
Unaudited

	Common Stocks - 87.3%	Shares	Value
	Austria - 0.8%
	Andritz AG	30,100	$1,449,556
			1,449,556
	Belgium - 5.6%
	Bekaert NV	43,270	2,602,142
	Solvay SA	34,500	2,886,772
	Umicore	69,700	4,351,011
			9,839,925
	Brazil - 1.6%
	Empresa Brasileira de Aeronautica SA (Embraer)	97,124	2,777,746
			2,777,746
	Britain- 2.2%
	GlaxoSmithKline plc	97,100	3,976,245
			3,976,245
	Canada - 1.6%
	Alcan Inc.	69,208	2,737,725
			2,737,725
	Finland - 6.4%
	Huhtamaki Oyj	310,000	4,112,935
	Metso Corporation	294,000	3,815,704
	UPM-Kymmene Oyj	176,700	3,433,592
			11,362,231
	France - 5.0%
	Manitou BF	62,000	1,769,085
	Pinguely-Haulotte	425,000	2,763,066
	Sanofi-Synthelabo SA	65,000	4,311,948
			8,844,099
	Germany - 2.0%
	SGL Carbon AG*	340,000	3,581,752
			3,581,752
	Greece - 2.0%
	Titan Cement Company	154,000	3,552,424
			3,552,424
	Hong Kong - 3.4%
	Elec & Eltek International Holdings Limited	14,000,000	2,333,378
	Gold Peak Industries (Holdings) Limited	9,282,000	2,439,547
	Lerado Group (Holding) Company Limited	7,000,000	1,247,460
			6,020,385
	India - 1.4%
	Zee Telefilms Limited	840,000	2,544,000
			2,544,000
	Indonesia - 3.4%
	PT Bumi Resources Tbk	35,000,000	2,203,065
	PT International Nickel Indonesia Tbk (INCO)	347,500	1,314,299
	PT Kawasan Industri Jababeka Tbk *	10,235,800	134,460
	PT Tempo Scan Pacific Tbk	3,438,000	2,446,305
			6,098,129
	Italy - 3.4%
	Interpump Group S.p.A.	575,000	3,142,913
	Sogefi S.p.A.	699,500	2,871,777
			6,014,690
	Japan - 21.7%
	Amada Co., Ltd.	530,000	3,005,339
	Amano Corporation	375,000	3,162,711
	Dai Nippon Printing Co., Ltd.	80,000	1,131,937
	Fuji Television Network, Incorporated	1,574	3,431,717
	Kao Corporation	145,000	3,590,687
	Kurita Water Industries Ltd.	235,000	3,327,172
	Makita Corporation	100,000	1,416,715
	Matsushita Electric Industrial Co., Ltd.	250,000	3,365,000
	Mitsubishi Tokyo Financial Group, Inc. (MTFG)	392,000	3,551,520
	Omron Corporation	120,000	2,567,853
	Shimano Inc.	131,000	3,173,478
	Tokyo Broadcasting System, Inc.	220,000	3,746,445
	Tsubakimoto Chain Co.	893,000	2,916,442
			38,387,016
	Mexico - 3.3%
	Cemex S.A. de C.V.	123,516	3,480,681
	Grupo Televisa S.A. *	50,000	2,350,000
			5,830,681
	Netherlands - 3.2%
	Akzo Nobel N.V.	80,000	2,640,986
	Koninklijke Boskalis Westminster N.V.	32,264	832,821
	Koninklijke Grolsch N.V.	75,630	2,258,158
			5,731,965
	Singapore - 7.7%
	CIH Limited	4,042,951	6,719,651
	GP Batteries International Limited	2,061,000	4,000,430
	Singapore Press Holdings Limited	1,147,500	2,867,500
			13,587,581
	South Africa - 3.8%
	Gold Fields Limited	277,000	2,842,020
	Sappi Limited	265,000	3,863,700
			6,705,720
	Spain - 1.4%
	Campofrio Alimentacion SA	170,000	2,439,685
			2,439,685
	Sweden - 1.9%
	Assa Abloy AB	280,000	3,320,346
			3,320,346
	United Kingdom - 3.7%
	BAE Systems plc	816,881	3,175,164
	Bodycote International plc	1,271,250	3,421,322
			6,596,486
	United States - 1.8%
	Freeport-McMoRan Copper & Gold, Inc.	93,200	3,248,020
			3,248,020
	Total Common Stocks (Cost $129,097,509)		154,646,407
	Preferred Stock - 0.4%
	South Korea - 0.4%
	Samsung Electronics Co., Ltd.	2,500	618,291

	Total Preferred Stock (Cost $618,753)		618,291
	Warrants - 1.8%
	Taiwan - 1.8%
	Merrill Warrants of Taiwan*	3,400,000	3,236,800

	Total Warrants (Cost $3,067,183)		3,236,800
		Principal
	Short-Term Investments - 8.2%	Amount
	Bundesschatzanweisungen	$200,000	2,430,776
	JP Morgan/Chase Demand Note - 0.5%	12,181,168	12,181,168

	Total Short-Term Investments (Cost $14,543,096)		14,611,944

	Total Investments (Cost $146,758,472) - 97.7%		173,113,442

	Other Assets, less Liabilities - 2.3%		4,041,534

	Total Net Assets - 100.0%		177,154,976

*	Non-income producing security.

See Notes to the Financial Statements.

The Tocqueville Gold Fund
Investment Portfolio as of July 31, 2004
Unaudited

Common Stocks - 88.2%	Shares	Value
Gold & Gold Related - 70.1%

Agnico-Eagle Mines Limited	449,000	$5,940,270
AngloGold Ashanti Limited - ADR	111,000	3,639,690
Apollo Gold Corporation (CN)* #	1,646,250	1,622,714
Aquiline Resources, Inc. (CN)* #	1,333,333	762,478
Aurizon Mines Ltd. (CN)* #	600,000	609,481
Barrick Gold Corporation	300,000	5,736,000
Bema Gold Corporation*	2,350,000	5,475,500
Canyon Resources Corporation* #	228,832	915,328
Centerra Gold Inc (CN)*	379,300	4,423,740
Chesapeake Gold Corp. (CN)*	339,000	1,022,867
Crystallex International Corporation *	3,850,300	9,240,720
Cumberland Resources Ltd. *	345,000	524,400
Dominion Mining Limited (AU)*	1,250,000	306,381
Durban Roodepoort Deep Limited *	2,485,000	6,063,400
Eldorado Gold Corporation (CN)* #	1,290,000	3,203,160
FNX Mining Company Inc. (CN)* #	663,600	2,821,174
Gabriel Resources Ltd. (CN)* #	250,000	246,426
Glamis Gold Ltd. *	560,000	8,792,000
Gold Bullion Ltd (AU)*	56,500	2,210,211
Gold Fields Limited - ADR	1,920,500	19,704,330
Gold Fields Limited (SJ)	166,249	1,713,817
Goldcorp Inc.	903,100	10,394,681
Golden Star Resources Ltd. * #	4,153,000	16,695,060
Guinor Gold Corporation (CN)*#	4,046,000	3,196,614
Harmony Gold Mining Company Limited - ADR	1,675,000	18,358,000
Harmony Gold Mining Company Limited (SJ)	106,667	1,174,316
IAMGOLD Corporation (CN)	2,730,000	15,940,406
Ivanhoe Mines Ltd. (CN)* #	4,001,000	17,551,415
Kingsgate Consolidated Limited (AU)	945,000	2,216,975
Kinross Gold Corporation *	1,140,000	6,053,400
Kirkland Lake Gold, Inc. (CN)	327,400	899,180
Lihir Gold Limited (AU)*	3,500,000	2,671,645
Meridian Gold Inc.*	540,200	7,163,052
Meridian Gold Inc. (CN)*	110,331	1,468,589
Minefinders Corporation Ltd. (CN)* #	250,000	1,721,219
Miramar Mining Corporation *	3,556,306	4,160,878
Nevsun Resources Ltd. (CN)* #	2,491,750	6,562,171
Newcrest Mining Limited (AU)	500,000	4,979,135
Newmont Mining Corporation	633,800	25,649,886
Northern Orion Resources Inc. (CN)* #	2,010,000	4,401,129
Northgate Minerals Corporation*	1,000,000	1,600,000
NovaGold Resources Inc. (CN)* #	150,000	738,149
Orezone Resources Inc. (CN)*	1,063,700	952,448
Oxiana Limited (AU)*	5,000,000	2,871,231
Peter Hambro Mining plc (LN)*	540,000	4,129,154
Placer Dome Inc. (AU)	70,000	1,103,953
Placer Dome Inc.	1,399,245	22,415,905
Radius Gold Inc. (CN)*	1,329,544	1,120,458
Randgold Resources Limited - ADR*	1,449,200	11,897,932
Riddarhyttan Resources AB (SS)*	900,000	609,859
River Gold Mines Ltd. (CN)*	565,000	1,020,316
Sino Gold Limited (AU)*	2,000,000	2,801,201
St. Jude Resources Ltd. (CN)* #	1,500,000	1,320,542
SouthernEra Resources Limited (CN)* #	375,000	931,151
Strongbow Exploration Inc. (CN)* #	1,800,000	1,042,889
Sunridge Gold Corp. (CN)*	500,000	752,445
Tanami Gold NL (AU)*	7,500,072	1,024,199
Troy Resources NL (AU)	1,463,000	2,766,256
Wheaton River Minerals Ltd. (CN)* #	5,025,000	12,666,479
Wolfden Resources Inc. (CN)*	1,325,000	4,436,606
Yamana Gold Inc. (CN)* #	2,333,333	4,880,862
		317,313,873

Precious Metals & Related - 18.1%
Aber Diamond Corporation*	50,000	1,510,000
Apex Silver Mines Limited *	817,800	14,663,154
Aricom PLC (LN)*	182,000	103,424
Cameco Corporation	182,500	10,858,750
Compania de Minas Buenaventur S.A.u. - ADR	695,800	14,980,574
Freeport-McMoRan Copper & Gold, Inc.	400,000	13,940,000
Gammon Lake Resources Inc. (CN)* #	460,000	2,768,999
GMK Norilsk Nickel - ADR*	20,000	1,008,000
Impala Platinum Holdings Limited (SJ)	80,000	6,329,797
Impala Platinum Holdings Limited - ADR	140,000	2,769,284
Ivanhoe Nickel & Platinum Ltd. (SJ) # (Acquired
8/14/01; Cost $250,000)*	83,333	249,999
Mvelaphanda Resources Limited (SJ)	350,000	893,498
Pan American Silver Corporation *	100,000	1,379,000
Sabina Resources Limited (CN)* #	600,000	474,041
South Atlantic Ventures Ltd. (CN)*	150,000	818,284
Southern African Recources Plc (LN)*	11,700,000	5,425,344
Stornoway Diamond Corporation (CN)* #	1,950,000	2,479,684
Trade Winds Ventures Inc. (CN)*#	1,100,000	910,460
		81,562,292

Total Common Stocks (Cost $353,059,727)		398,876,165
Warrants - 0.7%
Gold & Gold Related - 0.6%
Aquiline Resources, Inc. Warrants (CN)* #	666,667	$ -
Nevsun Resources Ltd. Warrants (CN)* #	202,125	-
Northern Orion Resources Inc. Warrants (CN)* #	1,005,000	1,134,312
NovaGold Resources Inc. Warrants (CN)* #	75,000	158,014
Yamana Gold Inc. Warrant (CN)*#	1,166,666	1,514,296
		2,806,622
Precious Metals & Related - 0.1%
Pan American Silver Warrants (CN)* #	61,536	424,825
Sabina Resources Limited Warrants (CN)* #	300,000	36,682
Trade Winds Ventures Inc. Warrants (CN)* #	1,100,000	118,360
		579,867
Total Warrants (Cost $86,900)		3,386,489
Gold & Silver Bullion - 10.8%	Ounces
Gold Bullion*	118,000	$ 46,303,200
Silver Bullion*	410,000	2,681,400
Total Gold & Silver Bullion (Cost $48,072,155)		48,984,600

Total Investments (Cost $401,218,782) - 99.7%		451,247,254

Other Assets less Liabilities - 0.3%		1,324,749

Total Net Assets - 100.0%		$452,572,003

* Non-income producing security.
# Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at July 31, 2004 was $54,779,236 which represented 12.10% of net assets.
(AU) Australia - (CN) Canada - (LN) Great Britain -
(SJ) South Africa - (SS) Sweden
ADR: American Depository Receipt

See Notes to the Financial Statements.

The Tocqueville Genesis Fund
Investment Portfolio as of July 31, 2004
Unaudited

Common Stocks - 49.7%	Shares	Value
Amusement and Recreational Services - 0.4%
K2 Inc.*	8,000	$114,000
		114,000
Beverages - 0.5%
Coca-Cola Femsa, S.A. de C.V.* ADR	7,000	143,500
		143,500
Business Services - 6.2%
@Road, Inc. *	17,000	67,150
Cendant Corporation	10,000	228,800
Central Parking Corporation	9,500	151,335
General Binding Corporation*	5,012	59,793
Imax Corporation *	25,878	116,451
Informatica Corporation *	20,000	121,400
Pfsweb Inc. *	25,000	35,250
Raindance Communications, Inc. *	85,000	123,250
Service Corporation International *	51,000	323,850
Steelcase Inc.	5,000	65,250
3M Co.	1,000	82,360
Tier Technologies, Inc. *	9,000	74,250
Vastera, Inc. *	39,500	84,925
Xerox Corporation *	25,000	346,500
		1,880,564
Chemicals - 1.8%
Agrium Inc.	6,000	86,640
Bayer AG	10,000	265,832
E.I. du Pont de Nemours and Company	2,000	85,740
SGL Carbon AG *	10,000	105,346
		543,558
Commercial Services - 0.5%
WebMD Corporation *	15,000	122,100
Weight Watchers International, Inc. *	1,000	38,740
		160,840
Communications - 1.5%
Andrew Corporation *	7,000	75,950
Cox Communications, Inc.	7,000	193,060
Partner Communications Company Ltd. * ADR	6,000	42,600
Sprint Corporation	5,000	93,400
Verizon Communications Inc.	1,000	38,540
		443,550
Construction - 0.6%
Cemex S.A. de C.V. ADR	3,000	84,540
Comfort Systems USA, Inc. *	17,000	101,830
		186,370
Electronics - 5.3%
Apple Computer, Inc. *	5,000	161,700
ChipMOS Technologies Ltd. *	9,000	46,170
Cray, Inc. *	13,500	43,065
EMC Corporation*	15,000	164,550
Intel Corporation	12,500	304,750
The Manitowoc Company, Inc.	10,000	339,100
Neoware Systems, Inc. *	11,500	77,395
Pinguely-Haulotte	20,000	130,027
Semiconductor HOLDRs Trust	5,000	164,450
Tsubakimoto Chain Co.	55,000	179,624
		1,610,831
Financial Services- 1.1%
Aegon N.V.	5,000	56,700
LaBranche & Co. Inc.	15,000	122,850
Nara Bancorp, Inc.	3,000	53,640
The Phoenix Companies, Inc.	10,000	103,700
		336,890
Food Products - 1.1%
Del Monte Foods Company *	11,000	115,940
Hain Celestial Group, Inc. *	5,000	82,650
Wild Oats Markets, Inc. *	12,000	151,200
		349,790
Healthcare - 0.5%
Bio-Imaging Technologies, Inc. *	20,600	94,142
Hooper Holmes, Inc.	10,000	46,300
		140,442
Industrial and Commercial Machinery - 5.4%
Baldor Electric Company	8,000	183,040
El Paso Corporation	24,000	189,360
EnPro Industries, Inc. *	4,000	99,040
GrafTech International Ltd. *	14,000	154,420
Hexcel Corporation *	10,800	126,900
Infineon Technologies AG ADR	11,000	120,560
Korea Electric Power (KEPCO) Corporation ADR	19,400	179,838
Lydall, Inc. *	15,000	146,250
Metal Management, Inc.	5,000	96,950
Nokia Oyj ADR	8,500	98,770
Powerwave Technologies, Inc. *	15,000	83,100
Rayovac Corporation *	6,500	173,745
		1,651,973
Medical Instruments - 2.2%
Kao Corporation	5,000	123,817
Microtek Medical Holdings, Inc. *	30,000	120,000
Oregon Steel Mills, Inc. *	16,000	248,000
STERIS Corporation *	9,500	195,320
		687,137
Metal Mining - 2.8%
Freeport-McMoRan Copper & Gold, Inc.	5,000	174,250
Gold Fields Limited ADR	13,500	138,510
IAMGOLD Corporation	10,000	58,390
Inco Limited *	5,000	166,850
Kaydon Corporation	6,000	174,780
PT Bumi Resources Tbk	2,500,000	157,362
		870,142
Miscellaneous Retail - 2.9%
Central Garden & Pet Company *	4,120	116,926
Circuit City Stores, Inc.	6,000	84,600
Kohl's Corporation *	2,000	91,520
The Pantry, Inc. *	5,000	108,950
Walgreen Co.	8,500	309,400
Winn-Dixie Stores, Inc.	26,500	167,480
		878,876
Motion Pictures - 1.5%
Tokyo Broadcasting System, Inc.	16,000	272,469
The Walt Disney Company	7,500	173,175
		445,644
Oil and Gas Extraction - 2.5%
Chesapeake Energy Corporation	5,000	76,750
GlobalSantaFe Corporation	5,500	150,700
Global Industries, Ltd. *	14,000	70,700
Key Energy Services, Inc. *	9,000	90,720
Marathon Oil Corporation	4,000	150,680
Suncor Energy, Inc.	3,000	86,940
Tesco Corporation *	15,000	136,050
		762,540
Paper and Allied Products - 0.8%
Weyerhaeuser Company	4,000	248,000
		248,000
Pharmaceuticals - 2.8%
Caraco Pharmaceutical Laboratories, Ltd. *	17,000	123,760
Cardinal Health, Inc.	3,500	155,750
GlaxoSmithKline plc ADR	6,000	245,700
Pharmaceutical Product Development, Inc. *	9,010	315,890
		841,100
Printing and Publishing - 1.3%
The Reader's Digest Association, Inc.	16,100	229,908
Singapore Press Holdings Limited	63,750	159,305
		389,213
Research and Development - 0.8%
Discovery Partners International *	13,622	65,794
Input/Output, Inc. *	20,500	197,415
		263,209
Rubber & Misc. Plastic Products- 1.3%
Huhtamaki Oyj	15,000	199,013
Playtex Products, Inc. *	15,000	106,050
Tupperware Corporation	5,000	85,850
		390,913
Transportation Equipment - 3.1%
Honeywell International Inc.	6,500	244,465
Material Sciences Corporation *	10,000	120,500
OMI Corporation	5,100	74,205
Quality Distribution Inc. *	13,500	160,650
Tower Automotive, Inc. *	37,000	116,550
TRW Automotive Holdings Corp. *	5,000	104,000
Visteon Corporation	13,000	133,640
		954,010
Transportation - 1.5%
BAE Systems plc	32,000	124,382
The Boeing Company	3,000	152,250
CP Ships Limited	11,500	191,475
		468,107
Utilities - 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	9,500	110,105
Southwest Water Company	7,000	89,250
		199,355
Wireless Mobile Computing Systems - 0.6%
Symbol Technologies, Inc.	14,000	183,260
		183,260

Total Common Stocks (Cost $15,703,631)		15,143,814

Rights - 0.0%	Shares	Value

Subscription Rights
Liberty Media International, Inc. *	175	1,052

Total Rights (Cost $1,425)		1,052

	Principal
U.S. GOVERNMENT BONDS - 3.3%	Amount
FHLMC, 3.90%, due 08/27/2009	$ 1,000,000	996,806
Total U.S. Government Bonds (Cost $1,002,245)		996,806
SHORT-TERM INVESTMENTS - 52.2%
Repurchase Agreement with U.S. Bank,
N.A., 1.00%, dated 07/30/04, due
08/02/04, collateralized by a U.S.
Treasury Note valued at $996,487
Repurchase proceeds of $970,556
(cost $977,000)	977,000	977,000
U.S. Treasury Bill, 0.96%, due 08/26/04	4,000,000	3,997,222
U.S. Treasury Bill, 0.97%, due 10/21/04	6,000,000	5,981,082
U.S. Treasury Bill, 1.62%, due 01/06/05	5,000,000	4,964,020
Total Short-Term Investments (Cost $15,923,640)		15,919,324

Total Investments (Cost $32,630,941) - 105.2%		32,060,996

Liabilities, less Other Assets - (5.2%)		(1,566,801)

Total Net Assets - 100.0%		30,494,195

*Non-income producing security.
ADR: American Depository Receipt

See Notes to the Financial Statements.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

CERTIFICATION

I, Robert W. Kleinschmidt, certify that:

1.	I have reviewed this report on Form N-Q of The Tocqueville Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting: and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 9/28/04	/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt President

CERTIFICATION

I, Roger Cotta, certify that:

1.	I have reviewed this report on Form N-Q of The Tocqueville Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting: and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 9/28/04	/s/ Roger Cotta
Roger Cotta Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Trust

By (Signature and Title)*  /s/ Robert W. Kleinschmidt
            Robert W. Kleinschmidt, President

Date     9/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert W. Kleinschmidt
            Robert W. Kleinschmidt, President

Date 9/28/04

By (Signature and Title)*  /s/ Roger Cotta
            Roger Cotta, Treasurer

Date 9/28/04